Other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	$ 420	$ 1,963	$ (2,801)
change in fair value of debt instruments net of hedging	(2,694)	2,667	(3,948)
Change in fair value on equity instrument at FVOCI, net of hedging	491	(1,224)	187
Reclassification of gains (losses) on financial instruments included in profit or loss	261	(1,704)	7,035
Exchange difference in conversion of foreign operating currency	(296)	(1,282)	1,490
Other comprehensive income (loss) for the year	(2,238)	(1,543)	4,764
Ending Balance	(1,818)	420	1,963
Financial instruments FVH
Beginning Balance	(1,265)	303	(581)
change in fair value of debt instruments net of hedging	4	(174)	976
Change in fair value on equity instrument at FVOCI, net of hedging	491	(1,224)	187
Reclassification of gains (losses) on financial instruments included in profit or loss	157	(170)	(279)
Exchange difference in conversion of foreign operating currency	0	0	0
Other comprehensive income (loss) for the year	652	(1,568)	884
Ending Balance	(613)	(1,265)	303
Financial instruments CFH
Beginning Balance	1,477	170	(2,220)
change in fair value of debt instruments net of hedging	(2,698)	2,841	(4,924)
Change in fair value on equity instrument at FVOCI, net of hedging	0	0	0
Reclassification of gains (losses) on financial instruments included in profit or loss	104	(1,534)	7,314
Exchange difference in conversion of foreign operating currency	0	0	0
Other comprehensive income (loss) for the year	(2,594)	1,307	2,390
Ending Balance	(1,117)	1,477	170
Exchange difference in conversion of foreign operating currency
Beginning Balance	208	1,490	0
change in fair value of debt instruments net of hedging	0	0	0
Change in fair value on equity instrument at FVOCI, net of hedging	0	0	0
Exchange difference in conversion of foreign operating currency	(296)	(1,282)	1,490
Other comprehensive income (loss) for the year	(296)	(1,282)	1,490
Ending Balance	$ (88)	$ 208	$ 1,490